[LOGO]
                                 Virginia State
                                      SNAP
                             Non-Arbitrage Program

                                                        Summer, 1997

Annual Report, Virginia SNAP



                                    [photo]

                     Capitol Park, Capitol Square, Richmond

The Year In Review

We are proud to present to you the audited financial statements for the SNAP Fund, a series of Mentor Institutional Trust.

Performance

For the fiscal year ended June 30, 1997, performance of the SNAP Fund continued to exceed that of its benchmark, the Donoghue First Tier Taxable Institutional Average.* Total return for the SNAP Fund for the fiscal year was 5.51%, net of expenses, compared to 5.27% for the Donoghue Average, which is also net of expenses. The 30-day yield as of July 1, 1997 on the SNAP Fund and Donoghue Average were 5.52% and 5.31%, respectively.**

As of June 30, the Fund's average maturity was 43 days, in the lower end of our target range of 40-50 days. With declining prospects of a Fed increase in the near future, the yield curve has flattened considerably in recent weeks. Even so, our investment strategy is to maintain our average maturity in the upper end of our range, under the theory that even though the reward for doing so has decreased, so has the risk.+ By mid-July, the portfolio maturity had reached 50 days.

Economic Outlook

It can be said that during the year ended June 30 we came very close to "walking the perfect economic tightrope." The period was characterized by steady growth, no inflation, and relatively stable Fed policy. The slow but persistent growth of 1996 seemed to jump dramatically in the first quarter of 1997 when GDP posted a 5.60% increase. In response, the Fed undertook a "pre-emptive strike" in March when it raised rates by 0.25%. Further increases were widely expected.

As April progressed into May, however, and then June, economic data became more benign, indicating that the fast pace may have resulted from the mild winter, causing higher first-quarter activity, which was really borrowed from the second quarter. Consequently, the Fed voted no change at its May and July meetings. The increase in March stands as the only Fed move of the last 18 months, one of the longest periods of relative stability on record.

We believe that the economy and Fed policy, and therefore interest rates, will continue on a steady course at least through September and perhaps the remainder of the year. We would caution, however, that inflationary pressures could begin to build again by year-end or early 1998.

  *Donoghue First Tier Taxable Institutional Average return for the 12-month period is provided by IBC Financial Data, Inc.

**Past performance is not indicative of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. An investment in the fund is neither insured nor guaranteed by the US government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


+While the portfolio managers will endeavor to manage the portfolio in accordance with the investment process, there are no guarantees that they will be successful.

Continued from front page

For your further reference, we re-print for you here the letter from SNAP Fund president, Paul Costello, that was mailed to SNAP participants in July to clarify the effects of the new GASB Statement No. 31.


Dear SNAP Participant:

The Governmental Accounting Standards Board recently issued Statement No. 31 (GASB 31), which established the standards for accounting and financial reporting for all investments held by governmental external investment pools. GASB 31 addresses the issues of fair valuation of the investments held by investment pools, the proper recognition and reporting of investment income, and the minimum disclosures required in the notes to your financial statements.

Since the issuance of GASB 31, we have received many questions from Participants about the reporting provided through Virginia SNAP, and whether or not securities valuation information on Participant statements is in compliance with the new release.

The SNAP Fund

The SNAP Fund is a registered open-end money market mutual fund that is accounted for in accordance with Rule 2a-7 under the Investment Company Act of 1940. The Rule specifies that a money market fund invest only in high quality short-term debt securities, and that a dollar-weighted average portfolio maturity of ninety days or less be maintained. A money market fund must also maintain a stable net asset value, usually at $1 per share. Finally, a money market fund's portfolio of investments must be diversified. GASB 31 states that if the requirements are met for Rule 2a-7, then they will be automatically met for GASB 31.

GASB 31 clearly states that investments must be reported at their fair value on the balance sheet or other statement of financial position. For Participants' investments in the SNAP Fund, fair value is determined by the current share price in the SNAP Fund as provided on the monthly SNAP Fund Participant account statements. Underlying portfolio investments within the Fund are stated at amortized cost, which approximates market value.

Separately-Managed Accounts

GASB 31 requires investments in individual portfolios to be reported at market value. To facilitate this reporting requirement, the SNAP individual portfolio reports have been expanded to include market value. The amortized cost of the portfolio is reported as "book value" on the report.

Participants who borrow through the Virginia Public School Authority's pooled bond program are required to invest their bond proceeds in SNAP. GASB deems this participation as involuntary and requires governmental entities to disclose this involuntary participation in their notes to the financial statements.

Should you have questions, comments or require additional information concerning compliance with GASB 31 as a SNAP Participant, please do not hesitate to contact us at (800)570-7627.

Thank you for your continued support of the Virginia State Non-Arbitrage
Program.

Sincerely,


/s/ Paul F. Costello

Paul F. Costello
President, SNAP Fund




                   Thanks To Our 1996-1997 SNAP Participants

Arlington County                Commonwealth of Virginia                            Town of Accomack
Botetourt County                  Higher Educational Institutions Bonds (9c)        Town of Gloucester
Brunswick County                Greensville County                                  Town of Kilmarnock
Campbell County                 Hanover County                                      Virginia Biotechnology Research Park
Chesterfield County             Isle of Wight                                        Authority
City of Chesapeake              Norfolk Public Health Industrial Development        Virginia College Building Authority
City of Danville                Northern Virginia Transportation Commission         Virginia Commonwealth University
City of Emporia                 Prince Edward County                                Virginia Polytechnic Institute and
City of Manassas                Randolph Macon County                                 State University
City of Newport News            Rappahannock Jail Authority                         Virginia Port Authority
City of Suffolk                 Southeastern Public Service Authority               Virginia Public Building Authority
City of Virginia Beach          Spotsylvania County                                 Virginia Public School Authority
                                                                                    Virginia Rail Express Project

                                    [PHOTO]

               Governor's Palace, Historic Williamsburg, Virginia



Mark Your Calendars Now!

Coming Up: The 5th Annual SNAP Participants Conference. Next spring, we go to Virginia's colonial capital--Williamsburg--for our day-long meeting at the Williamsburg Marriott. The conference, which is scheduled for Friday, May 1, 1998, follows our traditional agenda. Speakers and panels of professionals will be on-hand to address topics relevant to our efforts in the field of public fund management. As always, the conference is designed to provide a forum for us to exchange ideas, voice frustrations, get to know each other better, and to learn more from shared information about our different experiences in keeping the public trust.


                                    [PHOTO]

                             Williamsburg, Mariott
                             Williamsburg, Virginia

The Marriott is nestled in 15 wooded acres with complete amenities including a health club, tennis and racquetball courts, and an indoor/ outdoor swimming pool complex. Golf, Busch Gardens, and world-class heritage tourism attractions are close by. You may want to bring a companion and plan to stay over for the weekend.

Further details with specific information about the conference are forthcoming. Meanwhile, please reserve this important date in your busy schedule. We look forward to seeing you there!



                                    [PHOTO]
                              Jamestown, Virginia

SNAP Fund
Portfolio of Investments
June 30, 1997


---------------------------------------------------------------------------------------------------------------------------
                                                                      Percent of          Principal               Value
                                                                      Net Assets           Amount               (Note 2)
---------------------------------------------------------------------------------------------------------------------------
Bankers Acceptances                                                     13.23%
Bank of Montreal, 5.57%, 9/17/97 - 10/31/97                                          $  28,500,000         $  28,019,897
Chase Manhattan Bank, 5.59%, 9/12/97                                                     2,018,993             1,996,107
Corestates Bank
     5.38%, 7/7/97                                                                       1,500,000             1,498,655
     5.35%, 9/2/97                                                                       5,000,000             4,953,187
     5.44%, 9/9/97                                                                       1,500,000             1,484,133
     5.71%, 10/21/97 - 10/22/97                                                         10,000,000             9,821,563
     5.73%, 11/3/97                                                                      8,580,000             8,409,294
     5.70%, 11/4/97                                                                      3,000,000             2,940,150
     5.62%, 3/20/98                                                                      4,946,048             4,743,749
First National Bank of Chicago, 5.56%, 7/9/97                                           20,000,000            19,975,289
Mellon Bank
        5.33%, 7/1/97                                                                   10,000,000            10,000,000
     5.45%, 9/8/97                                                                       9,900,000             9,796,586
NationsBank Corporation
     5.31%, 7/3/97 - 8/5/97                                                             17,000,000            16,960,912
     5.30%, 8/6/97                                                                       9,000,000             8,952,300
     5.32%, 8/11/97                                                                      5,000,000             4,969,706
     5.34%, 12/4/97                                                                      3,889,670             3,799,663
---------------------------------------------------------------------------------------------------------------------------
Total Bankers Acceptances                                                                                    138,321,191
---------------------------------------------------------------------------------------------------------------------------

Bank Notes                                                              28.69%
Banc One, 5.86%, 11/10/97                                                               30,000,000            30,000,000
Bank of America, 6.30%, 4/29/98                                                         20,000,000            19,995,270
Bank of New York, 5.51%, 7/9/97                                                         25,000,000            25,000,000
First Tennessee Bank, 5.70%, 7/16/97                                                    25,000,000            25,000,000
First Union Bank, 5.67%, 7/2/97                                                         40,000,000            40,000,000
Greenwood Trust Company, 5.69%, 8/26/97                                                 20,000,000            20,000,000
Harris Trust, 5.55%, 7/7/97 - 7/17/97                                                   40,000,000            40,000,000
LaSalle National Bank of Chicago, 5.60%, 8/4/97                                         40,000,000            40,000,000
Mellon Bank, 5.55%, 7/7/97                                                              20,000,000            20,000,000
Wachovia Bank, 5.66%, 9/2/97                                                            40,000,000            40,000,000
---------------------------------------------------------------------------------------------------------------------------
Total Bank Notes                                                                                             299,995,270
---------------------------------------------------------------------------------------------------------------------------

Commercial Paper                                                        30.37%
Abbey National North America, 5.28%, 8/21/97                                            20,000,000            19,850,400
Bear Stearns Companies, Inc., 5.70%, 11/12/97                                           30,000,000            29,363,500
Downey Savings & Loan, 5.31%, 7/18/97                                                   14,010,000            13,974,870
Ford Motor Credit Corporation, 5.57%, 8/1/97                                            20,000,000            19,904,072
General Electric Capital
     5.42%, 9/2/97                                                                      20,000,000            19,810,300
     5.38%, 9/25/97                                                                     10,000,000             9,871,478

4

SNAP Fund
Portfolio of Investments
June 30, 1997


---------------------------------------------------------------------------------------------------------------------------
                                                                      Percent of          Principal            Value
                                                                      Net Assets           Amount             (Note 2)
---------------------------------------------------------------------------------------------------------------------------
Commercial Paper (continued)
Goldman Sachs Group, 5.33%, 8/14/97                                                  $  30,000,000         $  29,804,567
Greenwich Funding Corporation
        5.65%, 7/14/97 (a)                                                              20,000,000            19,959,194
International Business Machines, Corporation
     5.54%, 7/22/97                                                                     20,000,000            19,935,367
Merrill Lynch
     5.63%, 7/14/97                                                                      5,000,000             4,989,835
     5.55%, 7/18/97                                                                     35,000,000            34,908,271
Morgan Stanley Dean Witter, 5.57%, 8/4/97                                               20,000,000            19,894,789
Rincon Securities, Inc.
        5.56%, 7/10/97                                                                  16,500,000            16,477,065
     5.55%, 7/25/97                                                                     12,000,000            11,955,600
     5.35%, 7/28/97                                                                      7,000,000             6,971,912
Smith Barney, 5.55%, 7/15/97                                                            40,000,000            39,913,667
---------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                       317,584,887
---------------------------------------------------------------------------------------------------------------------------

U.S. Government Securities and Agencies                                  8.09%
Federal Home Loan Bank
     5.26%, 12/10/97 (b)                                                                30,000,000            29,994,866
     5.88%, 2/26/98                                                                     10,000,000             9,996,611
     5.76%, 2/27/98                                                                      9,750,000             9,740,247
Federal National Mortgage Association
     5.40%, 12/5/97                                                                      1,870,000             1,869,057
Student Loan Marketing Association
        5.32%, 8/4/97 (b)                                                               13,000,000            12,999,773
     5.24%, 11/24/97 (b)                                                                15,000,000            15,000,000
     5.28%, 1/13/99 (b)                                                                  5,000,000             5,000,000
---------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Securities and Agencies                                                                 84,600,554
---------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements                                                   19.27%
Goldman, Sachs & Company
   Dated 6/30/97, 6.12%, Due 7/1/97; collateralized by
   $176,798,553 Federal National Mortgage
   Association, 6.00% - 7.50%, 1/1/02 - 2/1/27 and
   $65,551,847 Federal Home Loan Mortgage Corporation,
   5.50%-9.50%, 6/1/10-11/1/26; market value $205,479,970                              201,450,950           201,450,950
---------------------------------------------------------------------------------------------------------------------------

SNAP Fund
Portfolio of Investments
June 30, 1997


---------------------------------------------------------------------------------------------------------------------------
                                                                      Percent of          Principal            Value
                                                                      Net Assets           Amount            (Note 2)
---------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $1,041,952,852)                                 99.65%                            $1,041,952,852
---------------------------------------------------------------------------------------------------------------------------

Other Assets less Liabilities                                            0.35%                                 3,629,949
---------------------------------------------------------------------------------------------------------------------------

Net Assets                                                             100.00%                            $1,045,582,801
---------------------------------------------------------------------------------------------------------------------------

Most bankers acceptances and commercial paper are traded at a discount. In such cases the rate shown represents an effective yield, which is calculated considering the discount received at the time of purchase by the Fund.

(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees.

(b) Floating Rate Securities- The rates shown are the effective rates at June
30, 1997.

See notes to financial statements.

7



SNAP Fund
Statement of Assets and Liabilities
June 30, 1997


---------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at amortized cost (Note 2)
     Investment securities                                                                                $   840,501,902
     Repurchase agreements                                                                                    201,450,950
---------------------------------------------------------------------------------------------------------------------------
       Total investments                                                                                    1,041,952,852
Interest receivable                                                                                             3,404,777
Organizational expenses (Note 2)                                                                                  282,036
---------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                            1,045,639,665

Liabilities
Accrued expenses                                                                                                   56,864
---------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                              56,864

Net Assets                                                                                                 $1,045,582,801
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding                                                                                          1,045,582,801
Net asset value per share                                                                             $              1.00
---------------------------------------------------------------------------------------------------------------------------
Statement of Operations
Year Ended June 30, 1997
---------------------------------------------------------------------------------------------------------------------------

Investment Income
     Interest income                                                                                       $   51,868,733
---------------------------------------------------------------------------------------------------------------------------

Expenses
     Advisory fees (Note 3)                                                                                       784,372
     Custodian fees                                                                                               166,447
     Amortization of organizational expenses (Note 2)                                                             100,722
     Legal fees                                                                                                    10,028
     Audit fees                                                                                                     8,000
     Other                                                                                                         10,245
---------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                         1,079,814
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                          50,788,919

Net increase in net assets resulting from operations                                                       $   50,788,919
---------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

SNAP Fund
Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended                     Period Ended
                                                                              6/30/97                        6/30/96*
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets
Operations
     Net investment income                                             $    50,788,919                  $    43,128,806
---------------------------------------------------------------------------------------------------------------------------
       Increase in net assets from operations                               50,788,919                       43,128,806
Distributions to Shareholders
     from net investment income                                            (50,788,919)                     (43,128,806)
---------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions (at $1.00 per share)
     Net proceeds from sale of shares                                    1,457,944,273                    1,356,378,229
     Reinvestment of dividends                                              50,788,304                       43,128,806
     Cost of shares redeemed                                            (1,417,927,189)                  (1,073,065,307)
---------------------------------------------------------------------------------------------------------------------------
          Change in net assets from capital
            share transactions                                              90,805,388                      326,441,728
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                  90,805,388                      326,441,728

Net Assets
     Beginning of period (Note 1)                                          954,777,413                      628,335,685
---------------------------------------------------------------------------------------------------------------------------
     End of period                                                      $1,045,582,801                     $954,777,413

* For the period from July 24, 1995 (commencement of operations as a registrant under the Investment Company Act of 1940) to June 30, 1996.

See notes to financial statements.

SNAP Fund
Financial Highlights

---------------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended                     Period Ended
                                                                              6/30/97                        6/30/96*
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance

Net asset value, beginning of period                                       $      1.00                     $      1.00
Income from investment operations
Net investment income                                                              0.05**                         0.05**
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                             0.05                            0.05

Distributions from net investment income                                         (0.05)**                        (0.05)**
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                             $      1.00                     $      1.00
---------------------------------------------------------------------------------------------------------------------------

Total Return                                                                      5.51%                           5.29%
---------------------------------------------------------------------------------------------------------------------------

Ratios / Supplemental Data
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                    $1,045,583                      $  954,777

Ratio of expenses to average net assets                                             0.11%                          0.12%(a)

Ratio of net investment income to average
     net assets                                                                     5.38%                          5.53%(a)
---------------------------------------------------------------------------------------------------------------------------

(a) Annualized.

  * For the period from July 24, 1995 (commencement of operations as a registrant under the Investment Company Act of 1940) to June 30, 1996.

** Includes net realized capital gains which were under $0.01 per share.

See notes to financial statements.

SNAP Fund
Notes to Financial Statements
June 30, 1997
-------------------------------------------------------------------------------

Note 1: Organization

SNAP Fund ("the Fund") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Fund is a series of shares of beneficial interest of Mentor Institutional Trust, a Massachusetts business trust. Prior to July 24, 1995, the Fund was known as the Mentor Limited Duration Portfolio and had no shares outstanding. On July 24, 1995, net assets of the Virginia State Non-Arbitrage Program (SNAP) in the amount of $628,335,685 were exchanged for shares of the Fund.

Note 2: Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A. Valuation of Securities

Investments are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated. Net asset value per share is determined each business day for the Fund and is calculated by dividing net asset value by the number of shares outstanding at the end of each business day.

B. Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers which are deemed by the Fund's investment advisor to be credit-worthy, only pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. Investment Transactions

Investment transactions are accounted for on trade date and the cost of investments sold is determined by use of the specific identification method.

D. Interest Income and Expenses

Interest income is recorded on the accrual basis and includes amortization of premiums and discounts on investments. Expenses arising in connection with the operation of the Fund are recorded on the accrual basis and paid from the income of the Fund.

E. Organizational Expenses

Organizational expenses are related to costs incurred in connection with the registration of the Fund as a management investment company. Such expenses are being amortized on a straight-line basis over 60 months.

F. Distributions to Shareholders

Dividends, equal to the net investment income plus or minus any net realized gains or losses, are declared daily and paid monthly.

G. Federal Income Taxes

No provision for federal income taxes has been made as it is the Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

SNAP Fund
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------

Note 3: Investment Management Fees

The Fund has entered into an Investment Management and Advisory Agreement with Mentor Investment Advisors, LLC ("Mentor Advisors") to provide investment advisory services to the Fund. The Fund pays advisory fees to Mentor Advisors monthly at the following annual rates expressed as a percentage of the average daily net assets of the Fund:

                  Average Daily Net Assets           Rate
                  ---------------------------------------
                  First    $500 million              0.09%
                  Next     $250 million              0.08%
                  Next     $250 million              0.07%
                  Next     $250 million              0.06%
                  Over     $1.25 billion             0.05%

Note 4: Governmental Accounting and Financial Reporting for Investments and Investment Pools Statement No. 3 of the Governmental Accounting Standards Board, ("Statement No. 3") indicates that credit risk is the risk that an Investor may not be able to obtain possession of its investment instrument or collateral at maturity. Statement No. 3 requires that a portfolio of a subject entity be characterized into certain categories. Risk category 1 includes investments that are insured or registered or for which the securities are held by the Investor or its agent in the Investor's name. Risk category 2 includes uninsured or unregistered investments for which the securities are held by the broker's or dealer's trust department or agent in the Investor's name. Risk category 3 includes uninsured or unregistered investments for which the securities are held by the broker or dealer, or by its trust department or agent but not in the Investor's name. All investments held at June 30, 1997 are in risk category 1.

Statement No. 31 of the Governmental Accounting Standards Board requires, among other things, disclosure of the extent of involuntary participation (those investors that are required by legal provisions) in the Fund. Participants who borrow through the Virginia Public School Authority's pooled bond program are required to invest their bond proceeds in the Fund.

Note 5: Capital Share Information

Net assets consist entirely of paid-in-capital applicable to $1,045,582,801 no par value shares of beneficial interest outstanding. An unlimited number of shares have been authorized for issuance.

----------------------------------------------------------------------------

Independent Auditors' Report
The Board Of Trustees
Mentor Institutional Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of SNAP Fund, a portfolio of Mentor Institutional Trust, as of June 30, 1997, and the related statement of operations for the year ended June 30, 1997, statements of changes in net assets and financial highlights for the year then ended and for the period from July 24, 1995 (commencement of operations as a registrant under the Investment Company Act of 1940) to June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SNAP Fund, a portfolio of Mentor institutional Trust, as of June 30, 1997, and the results of its operations for the year ended June 30, 1997, changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with generally accepted accounting principles.

                                                   /s/ KPMG PEAT MARWICK LLP

Boston, Massachusetts
July 25, 1997

SNAP Advisory Board

Alfred C. Anderson


Josephine Blankenship


Max Bohnstedt


Ellen V. Booker


Barbara O. Carraway


Richard A. Cordle


John J. Cusimano


Susan F. Dewey


Terry W. Forehand


Daniel J. Ludeman


Christoper E. Martino


Marie G. Neal


Gyles R. Norwood


Francis X. O'Leary


Fred W. Parker


John H. Tuohy


Ronald H. Williams


H. Roger Zurn, Jr.

Commonwealth of Virginia
Treasury Board

Susan F. Dewey, Chairman

Diana F. Cantor

John H. Clements

Spencer H. Elmore

William E. Landsidle

Danny M. Payne

Dr. Charles D. Whyte


                         [MENTOR INVESTMENT GROUP LOGO]

                                 Our Commitment
                 To form a partnership that benefits the state,
                program participants, and taxpayers of Virginia.

           Riverfront Plaza, 901 East Byrd Street, Richmond, VA 23219
                (804) 782-3770 (800) 570-SNAP FAX (804) 782-6604

This publication must be preceded or accompanied by a Mentor Institutional Trust prospectus which contains complete information regarding fees, sales charges, and expenses. Please read it carefully before investing or sending money. The SNAP fund is neither insured nor guaranteed by the U. S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

1997 Mentor Distributors, LLC